Basis of Preparation (Details) - CHF (SFr)	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	SFr 226,448	SFr 217,720	SFr 230,352	SFr 207,445
Net operating loss (NOL) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	SFr 226,448	SFr 217,720	SFr 230,352	SFr 207,445